Finance leases (Details) - Capital Lease Obligations [Member] - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Capital Leased Assets [Line Items]
Current portion of finance lease obligations	$ 8,262,567	$ 3,783,044
Current portion of deferred finance fees	(338,319)	(245,578)
Non-current portion of finance lease obligations	89,156,249	39,402,440
Non-current portion of deferred finance fees	(1,294,155)	(445,887)
Total finance lease obligations	95,786,342	42,494,019
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	$ 92,906,342	$ 39,614,019